SUBORDINATED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Subordinated Liabilities [Abstract]
Schedule of Subordinated Liabilities

	Group
	2025	2024
	£m	£m
£325m Sterling preference shares	343	343
Undated subordinated liabilities	205	205
Dated subordinated liabilities	1,484	1,837
	2,032	2,385

Disclosure of Undated Subordinated Liabilities Explanatory

			Group
		2025	2024
	First call date	£m	£m
10.0625% Exchangeable capital securities	n/a	205	205
		205	205

Disclosure of Dated Subordinated Liabilities Explanatory

	Group
		2025	2024
	Maturity	£m	£m
4.75% Subordinated notes	2025	—	332
7.95% Subordinated notes	2029	177	189
6.50% Subordinated notes	2030	1	1
5.875% Subordinated notes	2031	8	7
5.625%Subordinated notes	2045	210	226
7.869% Subordinated notes	2033	319	314
8.296% Subordinated notes	2033	769	768
		1,484	1,837